Organization and Description of Business (Details) - USD ($) $ in Thousands	Dec. 19, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 16, 2022	Sep. 30, 2022
Organization and Description of Business
Goodwill		$ 7,816	$ 7,816	$ 0	$ 7,535
Other intangible assets				$ 0
Minimum holding period of shares	180 days
Accumulated deficit		(222,069)			(197,523)
Cash and cash equivalents		$ 9,703			$ 4,756